Income Taxes (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Unrecognized tax benefits
Beginning balance	$ 0	$ 53,670
Increases related to tax positions taken during the current year	0	0
Decrease related to tax positions taken during the current year	0	(53,670)
Ending balance	$ 0	$ 0